Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS9 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]		Total common equity [member]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member]	Other [member] [2]
Beginning Balance at Oct. 31, 2015		$ 53,479			$ 15,141	$ 31,316			$ 173		$ 49,085		$ 2,934	$ 52,019		$ 1,460			$ 2,633	$ 194						$ 7	$ (379)
Net income		7,368				6,987					6,987		130	7,117		251
Other comprehensive income (loss)		(229)									(215)			(215)		(14)			422	(180)						257	(714)
Total comprehensive income		7,139				6,987					6,772		130	6,902		237			422	(180)						257	(714)
Shares issued		1,713			391				(28)		363		1,350	1,713
Shares repurchased/redeemed		(770)			(19)	(61)					(80)		(690)	(770)
Dividends and distributions paid to equity holders		(3,714)				(3,468)					(3,468)		(130)	(3,598)		(116)
Share-based payments	[3]	7							7		7			7
Other		(33)				(22)					(22)			(22)		(11)	[4]
Ending Balance at Oct. 31, 2016		57,821			15,513	34,752			152		52,657		3,594	56,251		1,570			3,055	14						264	(1,093)
Net income		8,243				7,876					7,876		129	8,005		238
Other comprehensive income (loss)		(709)									(663)			(663)		(46)			(1,194)	(60)						(29)	620
Total comprehensive income		7,534				7,876					7,213		129	7,342		192			(1,194)	(60)						(29)	620
Shares issued		1,829			313				(44)		269		1,560	1,829
Shares repurchased/redeemed		(1,584)			(182)	(827)					(1,009)		(575)	(1,584)
Dividends and distributions paid to equity holders		(3,930)				(3,668)					(3,668)		(129)	(3,797)		(133)
Share-based payments	[3]	8							8		8			8
Other		(53)				(16)					(16)			(16)		(37)	[4]
Ending Balance (Previously stated [member]) at Oct. 31, 2017		61,625			15,644	38,117			116		55,454		4,579	60,033		1,592			1,861	(46)						235	(473)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017	[5]			$ (610)			$ (564)					$ (513)			$ (513)			$ (97)			$ 46		$ 184		$ (179)
Ending Balance (Balance After IFRS Adjustments [Member]) at Oct. 31, 2017		61,015			15,644	37,553			116		54,941		4,579	59,520		1,495			1,861			$ 184		$ (179)		235	(473)
Ending Balance at Oct. 31, 2017		61,625			15,644	38,117			116		55,454		4,579	60,033		1,592			1,861	$ (46)						235	(473)
Net income		8,724	[6]			8,361					8,361		187	8,548		176
Other comprehensive income (loss)		(804)									(693)			(693)		(111)			(477)			(252)		53		(356)	339
Total comprehensive income		7,920				8,361					7,668		187	7,855		65			(477)			(252)		53		(356)	339
Shares issued		2,989			2,708				(19)		2,689		300	2,989
Shares repurchased/redeemed		(1,327)			(118)	(514)					(632)		(695)	(1,327)
Dividends and distributions paid to equity holders		(4,371)				(3,985)					(3,985)		(187)	(4,172)		(199)
Share-based payments	[3]	6							6		6			6
Other		1,448				(1)			301	[4]	357			357		1,091	[4]		57
Ending Balance at Oct. 31, 2018		$ 67,680	[7]		$ 18,234	$ 41,414			$ 404		$ 61,044		$ 4,184	$ 65,228		$ 2,452			$ 1,441			$ (68)		$ (126)		$ (121)	$ (134)

[1]	Includes undistributed retained earnings of $62 (2017 - $61; 2016 - $63) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 26).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	Refer to Note 4.
[6]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).
[7]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).